Interest rate benchmark reform - Narrative (Details) £ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 52,342,870	£ 47,412,915
IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	2,000
IBOR Reform | Expected credit losses held against contingent liabilities and commitments
Disclosure of financial instruments by type of interest rate [line items]
Retained debt issuance	£ 9,000	£ 9,000
IBOR Reform | Top of range
Disclosure of financial instruments by type of interest rate [line items]
Percentage of baseline exposure for 2021 scope	0.002
Undrawn Lending Facilities | IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 1,200
Syndicated Loans | IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	1,100
Bilateral Derivatives | IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount	£ 800